Stock-based compensation expense (Details 1) - $ / shares	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Debt Disclosure [Abstract]
Beginning Balance	300,000	600,000	0
Beginning Balance	$ 0.5	$ 0.5
Exercisable Beginning Balance	0	0	0
Exercisable Beginning Balance	$ 0	$ 0
Granted	0	0	600,000
Exercised	0	(300,000)
Exercised		$ 0.5
Forfeited	0	0	0
Weighted Average Remaining Contractual Term in Years		5 years 4 months 24 days
Ending Balance	300,000	300,000	600,000
Ending Balance	$ 0.5	$ 0.5	$ 0.5
Exercisable Ending balance	300,000	0	0
Exercisable Ending Balance	$ 0.5	$ 0	$ 0
Granted			$ 0.5
Exercised		(300,000)